UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tykhe Capital, LLC
Address: 330 Madison  Avenue
         35th Floor
         New York, NY  10017

13F File Number:  28-10677

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ross Garon
Title:     Partner
Phone:     (212) 342-8000

Signature, Place, and Date of Signing:

     /S/     Ross Garon     New York, NY     July 21, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     $217,989 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERADA HESS CORP              COM              023551104     1065    10000 SH       SOLE                    10000        0        0
AON CORP                       DBCV  3.500%11/1 037389AT0     3772  2953000 SH       SOLE                  2953000        0        0
APOGENT TECHNOLOGIES INC       DBCV        12/1 03760AAK7    43734 35500000 SH       SOLE                 35500000        0        0
CHEVRON CORP NEW               COM              166764100     2796      500 SH  C    SOLE                      500        0        0
CHEVRON CORP NEW               COM              166764100     5592     1000 SH  C    SOLE                     1000        0        0
CHEVRON CORP NEW               COM              166764100     8914     1594 SH  C    SOLE                     1594        0        0
COMVERSE TECHNOLOGY INC        DEBT         5/1 205862AL9     2129  1500000 SH       SOLE                  1500000        0        0
CONOCOPHILLIPS                 COM              20825C104      575    10000 SH       SOLE                    10000        0        0
CONTINENTAL AIRLS INC          CL B             210795308     3566   268500 SH       SOLE                   268500        0        0
DELTA AIR LINES INC DEL        NOTE  8.000% 6/0 247361YP7     2428  6070000 SH       SOLE                  6070000        0        0
DUKE ENERGY CORP               NOTE  1.750% 5/1 264399EJ1    30697 24500000 SH       SOLE                 24500000        0        0
EXXON MOBIL CORP               COM              30231G102     2874      500 SH  C    SOLE                      500        0        0
EXXON MOBIL CORP               COM              30231G102     4023      700 SH  C    SOLE                      700        0        0
EXXON MOBIL CORP               COM              30231G102     4598      800 SH  C    SOLE                      800        0        0
EXXON MOBIL CORP               COM              30231G102     5460      950 SH  P    SOLE                      950        0        0
EXXON MOBIL CORP               COM              30231G102     5747     1000 SH  C    SOLE                     1000        0        0
GENERAL MTRS CORP              COM              370442105    13600     4000 SH  P    SOLE                     4000        0        0
HALLIBURTON CO                 NOTE  3.125% 7/1 406216AM3     3999  3000000 SH       SOLE                  3000000        0        0
INTERNATIONAL GAME TECHNOLOG   DBCV         1/2 459902AL6     1490  2000000 SH       SOLE                  2000000        0        0
JETBLUE AWYS CORP              COM              477143101     4088     2000 SH  P    SOLE                     2000        0        0
MARATHON OIL CORP              COM              565849106      534    10000 SH       SOLE                    10000        0        0
MARATHON OIL CORP              COM              565849106     1201      225 SH  P    SOLE                      225        0        0
MICRON TECHNOLOGY INC          NOTE  2.500% 2/0 595112AG8     2189  2000000 SH       SOLE                  2000000        0        0
NORTHWEST AIRLS CORP           CL A             667280101     1270   278589 SH       SOLE                   278589        0        0
OCCIDENTAL PETE CORP DEL       COM              674599105     1077    14000 SH       SOLE                    14000        0        0
PPL ENERGY SUPPLY LLC          NOTE  2.625% 5/1 69352JAE7    51914 43200000 SH       SOLE                 43200000        0        0
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369Y506      889    20000 SH       SOLE                    20000        0        0
SHANDA INTERACTIVE ENTMT LTD   SPONSORED ADR    81941Q203     1840    50000 SH       SOLE                    50000        0        0
SIRIUS SATELLITE RADIO INC     COM              82966U103      648     1000 SH  P    SOLE                     1000        0        0
SIRIUS SATELLITE RADIO INC     COM              82966U103     1296     2000 SH  P    SOLE                     2000        0        0
VERIZON COMMUNICATIONS         COM              92343V104     3984     1153 SH  C    SOLE                     1153        0        0